Note 5 - Series B Preferred stock: Summary of the Series B Preferred Stock (Tables)	Jun. 30, 2025
Tables/Schedules
Summary of the Series B Preferred Stock
June 30, 2025
Series B Preferred stock- 12,850 shares	$1,285,000
Discount	(331,288)
Total	$953,712